Possible Impact of New and Amendments to Standards Issued But Not Yet Effective For The Annual Accounting Period Ended December 31, 2020	12 Months Ended
Dec. 31, 2020
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Possible Impact of New and Amendments to Standards Issued But Not Yet Effective For The Annual Accounting Period Ended December 31, 2020
44.	POSSIBLE IMPACT OF NEW AND AMENDMENTS TO STANDARDS ISSUED BUT NOT YET EFFECTIVE FOR THE ANNUAL ACCOUNTING PERIOD ENDED DECEMBER 31, 2020
Up to the date of issue of these consolidated financial statements, the IASB has issued the following new and amendments to standards which are not yet effective and not early adopted for the annual accounting period ended December 31, 2020:

Effective for accounting period beginning on or after
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, “Interest Rate Benchmark Reform–Phase 2”	January 1, 2021
Amendments to IFRS 3, “Reference to the Conceptual Framework”	January 1, 2022
Amendments to IAS 16, “Property, Plant and Equipment: Proceeds before Intended Use”	January 1, 2022
Amendments to IAS 37, “Onerous Contracts – Cost of Fulfilling a Contract”	January 1, 2022
Amendments to IFRS Standards, “Annual Improvements to IFRS Standards 2018-2020”	January 1, 2022
IFRS 17, “Insurance Contracts and the related Amendments”	January 1, 2023
Amendments to IAS 1, “Classification of Liabilities as Current or Non-current”	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2, “Disclosure of Accounting Policies”	January 1, 2023
Amendments to IAS 8, “Definition of Accounting Estimates”	January 1, 2023
Amendments to IFRS 10 and IAS 28, “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined
The Group is in the process of making an assessment of the impact that will result from adopting the new and amendments to standards issued by the IASB which are not yet effective for the accounting period ended on December 31, 2020. So far the Group believes that the adoption of these new and amendments to standards is unlikely to have a significant impact on its financial position and the results of operations.